CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (32,954)	$ (33,726)	$ (96,842)	$ 29,290	$ (5,005)	$ (95,764)
Other comprehensive gain (loss):
Change in unrealized gain (loss) on available for sale securities, net	52	(416)	368	(450)	(397)	(7)
Total other comprehensive gain	52	(416)	368	(450)	(397)	(7)
Comprehensive income (loss)	$ (32,902)	$ (34,142)	$ (96,474)	$ 28,840	$ (5,402)	$ (95,771)